U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                    Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2


1.  Name and address of issuer:  FundVantage Trust
                                 301 Bellevue Parkway
                                 Wilmington, DE  19809

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

   Arabesque Systematic USA Fund
   Gotham Absolute Return Fund
   Gotham Absolute 500 Fund
   Gotham Absolute 500 Core Fund
   Gotham Enhanced Return Fund
   Gotham Enhanced 500 Fund
   Gotham Enhanced 500 Plus Fund
   Gotham Neutral Fund
   Gotham Neutral 500 Fund
   Gotham Short Strategies Fund
   Gotham Index Plus Fund
   Gotham Index Plus All-Cap Fund
   Gotham Enhanced Index Plus Fund
   Gotham Hedged Plus Fund
   Gotham Hedged Core Fund
   Gotham Large Value Fund
   Gotham Enhanced S&P 500 Index Fund
   Gotham Defensive Long Fund
   Gotham Defensive Long 500 Fund
   Gotham Total Return Fund
   Gotham Master Index Plus Fund
   Gotham Master Neutral Fund
   Gotham ESG Large Value Fund
   Sirios Long/Short Fund
   Tobam Emerging Markets Fund
   Verplanck Balanced Fund


3.  Investment Company Act File Number: 811-22027

    Securities Act File Number: 333-141120

4.  (a)  Last day of fiscal year for which this Form is filed: 9/30/2019

    (b)  Check box if this Form is being filed late (i.e., more than 90
    calendar days after the end of the Issuer's fiscal year).   [     ]

    (c)  Check box if this is the last time the issuer will be filing this
    form.   [     ]

5.  Calculation of registration fee:

    (i) Aggregate sale price of securities sold during
    the fiscal year pursuant to section 24(f):            $1,098,429,986

   (ii) Aggregate price of securities
    redeemed or repurchased during the
    fiscal year:                             $1,495,776,933

    (iii) Aggregate price of securities
    redeemed or repurchased during any
    prior fiscal year ending no earlier
    than October 11, 1995 that were not
    previously used to reduce registration
    fees payable to the Commission:          $1,622,960,357

    (iv) Total available redemption credits [add
    items 5(ii) and 5(iii):                             - $3,118,737,290

    (v) Net sales - if item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item(i)]:        $  0

    (vi) Redemption credits available for
    use in future years - if Item 5(i) is
    less than Item 5(iv) [subtract Item
    5(iv) from Item 5(i)]:                   $(2,020,307,304)

    (vii) Multiplier for determining registration fee:    x .0001298

    (viii) Registration fee due [multiply Item 5(v) by
    Item 5(vii)]:                                        = $ 0

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here: n/a.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                                          $ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                          $ 0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

    CIK Number designated to receive payment: 0001388485

    Method of Delivery:

    [ ]   Wire Transfer
    [ ]   Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:     /s/ T. Richard Keyes
        T. Richard Keyes
        Treasurer & Chief Financial Officer

Date:   December 20, 2019